Notes Related to the Consolidated Statement of Income (Loss)	12 Months Ended
Dec. 31, 2017
Notes Related to the Consolidated Statement of Income (Loss)
5. NOTES RELATED	TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)

5.1 Operating income

Operating income consists of the following:

	For the year ended December 31,
	2015	2016	2017
	(in thousands of euros)
Research Tax Credit	2,219	3,347	3,187
Subsidies	368	463	—
Other income	341	327	178

Total	2,929	4,138	3,364

The operating income was primarily generated by the CIR (research tax credit), and the subsidies associated with the pre-clinical research programs in partnership with BPI France.

Other income totaled €341 thousand, €327 thousand and €178 thousand in 2015, 2016 and 2017, respectively, representing the re-invoicing of the internal costs incurred by the Company within the context of the AML study in 2015 and 2016 and within the context of the NOPHO study in 2017. The global amount financed by Orphan Europe is €600 thousand for the NOPHO study.

The Research Tax Credit and the subsidies decreased in 2017 as compared to 2016. Clinical study expenses increased in 2017, but this increase is mainly related to vendors that are not eligible for the research tax credit, and therefore the increase in clinical study expenses does not result in an increase in the research tax credit in 2017.

The increase in the research tax credit between 2015 and 2016 is related to the increase in clinical study expenses.

The Company receives subsidies through the TEDAC project financed by BPI France; the decrease in subsidies is related to the technical milestone of the TEDAC program which is not reached as at December 31, 2017 and therefore the Company is not eligible to receive the subsidy for the 5th milestone of the project.

5.2 Operating expenses by nature

For the year ended December 31, 2015 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Consumables	1,040	244	796	—	36	1,076
Rental and maintenance	462	204	259	—	304	767
Services, subcontracting and fees	4,475	1,539	2,570	366	3,022	7,497
Personnel expenses	3,977	1,506	2,384	87	1,627	5,603
Other	572	56	513	3	2,627	3,200
Depreciation and amortization	250	26	224	—	120	369

Total général	10,776	3,575	6,745	456	7,736	18,512

For the year ended December 31, 2016 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Consumables	2,071	917	1,153	—	66	2,136
Rental and maintenance	645	161	484	—	511	1,156
Services, subcontracting and fees	11,409	2,547	8,410	453	2,793	14,203
Personnel expenses	5,282	1,173	4,070	39	2,713	7,995
Other	35	8	27	—	577	613
Depreciation and amortization	277	25	252	—	148	425

Total	19,720	4,831	14,397	491	6,808	26,528

For the year ended December 31, 2017 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Consumables	2,391	1,859	532	—	148	2,539
Rental and maintenance	636	140	496	—	894	1,531
Services, subcontracting and fees	14,175	1,423	12,407	345	2,867	17,042
Personnel expenses	7,916	2,023	5,828	66	3,688	11,604
Other	81	20	44	17	927	1,008
Depreciation and amortization	263	94	169	—	266	530

Total	25,463	5,559	19,476	428	8,791	34,254

The increase in research and development expenses in 2017 for €5,743 thousand is primarily related to:

•	the increase of external services by €2,766 thousand related to the MAA re-submission, the phase 2 of the AML study and the phase 2 of the pancreatic cancer clinical trial.

•	the increase of personnel expenses for €2,634 thousand (see below note 5.3)

The increase in general and administrative expenses by €1,983 thousand is due to:

•	The increase in personnel expenses for an amount of €975 thousand, +36% following the staff hiring plan (see below note 5.3)

•	The increase of rental and maintenance costs for €383 thousand, +75%, the Company has a new building lease related to its development; the Company’s development required new office space in Lyon and IT service costs as well.

•	The increase of “Other” costs including an increase of €325 thousand related to warrants allocated to Directors and Board fees.

The increase in research and development expenses from 2015 to 2016 of €8,944 thousand is primarily related to

•	The increase in external services amounting to €6,934 thousand for the development of the TEDAC program and costs incurred in relation with the MAA submission; and

•	The increase of personnel expenses by €1,305 thousand.

The decrease in General and Administrative expenses for an amount of €928 thousand between 2015 and 2016 is mainly due to a decrease in “Other” of €2,050 thousand, which is mainly related to warrants (BSA2014) granted to the Board of Directors, which amounted to €1,593 thousand in 2015.

5.3 Personnel expenses

The personnel expenses are detailed as follows:

For the year ended December 31, 2015 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Wages and salaries	2,235	953	1,238	43	896	3,131
Share-based payments	822	126	678	19	302	1,124
Social security expenses	920	427	468	25	429	1,348

Total personnel expenses	3,977	1,506	2,384	87	1,627	5,604

For the year ended December 31, 2016 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrati ve expenses	Total
Wages and salaries	3,371	688	2,670	13	1,486	4,857
Share-based payments	688	136	532	6	490	1,178
Social security expenses	1,224	350	868	19	736	1,960

Total personnel expenses	5,282	1,173	4,070	39	2,713	7,995

For the year ended December 31, 2017 (amounts in thousands of euros)	Research and development expenses	of which other R&D expenses	of which clinical studies	of which intellectual property	General and administrative expenses	Total
Wages and salaries	5,229	1,166	4,028	34	1,990	7,218
Share-based payments	833	279	541	13	642	1,475
Social security expenses	1,854	578	1,259	18	1,057	2,911

Total personnel expenses	7,916	2,023	5,828	66	3,688	11,604

The increase in personnel expenses of €3,609 thousand between 2016 and 2017 is mainly due to:

•	the increase in share-based compensation expenses for an amount of €297 thousand

•	the increase in personnel expenses (wages and salaries) of research and development for €2,488 thousand following the staffing for the launching of the new phase 2 and 3 clinical trials

•	the increase in wages and salaries of general and administrative for an amount of €824 thousand to support the increase in operating research and development activities

The increase in personnel expenses of €2,392 thousand between 2015 and 2016 is mainly due to the increase in wages and salaries of the subsidiary ERYTECH Pharma Inc. in the amount of €1,194 thousand and the Parent Company in the amount of €1,198 thousand following the increase in headcount (73 employees in 2016 and 49 employees in 2015).

The employee staff increased from 44 (weighted average full-time employees for the year) in 2015 to 66 into 2016 and to 98 into 2017.

Share-based payments (IFRS 2)

Share-based awards have been granted to the directors, to certain employees, as well as to members of the Board of Directors in the form of share subscription warrants (“BSA”), stock options (“SO”), free shares (“AGAP”) or founder subscription warrants (“BSPCE”). The Board of Directors has been authorized by the general meeting of the shareholders to grant warrants in the form of AGAP, SO, BSA and BSPCE through the following plans:

“2012 Plan”

Within the scope of the BSA2012 plan, the Board of Directors meeting of April 29, 2015 and August 3, 2015 allocated respectively 2,150 and 3,585 BSA2012 to the directors without acquisition conditions.

Allocation of 2,150 BSA on April 29, 2015

The main assumptions used to determine the fair value are:

•	Price of the underlying share: €31.19 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the BSA)

•	Risk-free rate: between (0.07) % (in line with the zero-coupon government bond rates curve);

•	Expected dividends: 0%;

•	Volatility: 20.5% based on the historical volatility observed on the NextBiotech index;

•	Expected maturity: 2.5 years.

The fair value of warrants allocated in April 2015 in relation to the 2012 plan was valued at €512 thousand and was fully recognized in the consolidated statement of income (loss) for 2015 (G&A expenses) in the absence of vesting conditions.

Allocation of 3,585 BSA on August 31, 2015.

The main assumptions used to determine the fair value are:

•	Price of the underlying share: €37.52 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the BSA)

•	Risk-free rate: between (0.08) % (in line with the zero-coupon government bond rates curve);

•	Expected dividends: 0%;

•	Volatility: 22.5% based on the historical volatility observed on the NextBiotech index;

•	Expected maturity: 2.36 years.

The fair value of warrants allocated in April 2015 in relation to the 2012 plan was valued at €1,081 thousand and was fully recognized in the consolidated statement of income (loss) for 2015 (G&A expenses) in the absence of vesting conditions.

At the end of 2015, the subscription warrants for the 2012 plan are as follows:

Types of securities	BSPCE2012	BSA2012
Number of warrants that the company is authorized to issue, for all types of warrants	45,500
Number of warrants granted	33,788	10,760
Number of warrants exercised	16,352	5,525
Date of General Meeting	May 21, 2012
Exercise price per new share subscribed (in €)	€7,362
Final date for exercising warrants	May 20, 2020
Parity	1 warrant for 10 shares	1 warrant for 10 shares
General conditions of exercise	The warrants are exercisable as of their acquisition date
Maximum number of new shares that can be issued	231,730

“2014 Plan”

On January 22, 2014, the Board of Directors used the delegation granted by the mixed general shareholders meeting of April 2, 2013, to grant a free allocation of 22,500 founder share subscription warrants (hereinafter entitled BSPCE2014) to ERYTECH senior management (12,000) and to certain employees (10,500). 3,000 BSPCE2014 were converted to BSA2014.

Within the scope of the BSPCE2014 / BSA2014 plan, the Board of Directors meeting of May 6, 2016 allocated 5,000 BSPCE2014 to the employees.

At the end of 2017, the subscription warrants for the 2014 plan are as follows:

Types of securities	BSPCE2014	BSA2014
Number of warrants that the company is authorized to issue, for all types of warrants	22,500
Number of warrants granted	19,500	3,000
Number of warrants exercised	1,500	100
Number of obsolete warrants	1,090	0
Date of General Meeting	January 22, 2014
Exercise price per new share subscribed (in €)	€12,250
Final date for exercising warrants	January 22, 2024
Parity	1 warrant for 10 shares	1 warrant for 10 shares
General conditions of exercise	The warrants are exercisable as of their acquisition date
Maximum number of new shares that can be issued	198,100

In the event of a beneficiary departure from the Company for any reason whatsoever, this beneficiary shall retain the BSPCE2014 to which he subscribed prior to his departure. However, in the event of a beneficiary departure from the Company, for any reason whatsoever, prior to subscription of the BSPCE2014 to which the beneficiary has a right, the BSPCE2014 will be forfeited. In this situation, the BSPCE2014 not subscribed may be re-allocated to other beneficiaries within the same category and/or replacing the person who left the Company.

Following the resignation of Yann Godfrin in January 2016, 1,000 BSPCE of the 3,000 BSPCE initially allocated have been forfeited and will not be granted.

The main assumptions used to determine the fair value of the 5,000 BSPCE2014 allocated to employees are:

•	Price of the underlying share: €24.75 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the BSPCE)

•	Risk-free rate: between -0.18% and -0.11% according to the tranches (according to the zero-coupon government bond rates curve);

•	Expected dividends: 0%;

•	Volatility: 21.25% to 22.27% based on the historical volatility observed on the NextBiotech index;

•	Expected maturity: between 5 and 5.51 years in function of the tranches allocated.

The residual fair value of the plan was estimated at €636 thousand. This expense will be recorded gradually over the duration of the 2-year plan in accordance with IFRS 2 (graded vesting method). A personnel expense of €245 thousand was recognized in the consolidated statement of income (loss) (R&D for €165 thousand and G&A for €81 thousand), for the year ended December 31, 2017, €498 thousand for the year ended December 31, 2016. €1,133 thousand were recognized for the year ended December 31, 2015 for the previous allocation.

“2016 Plan”

On October 3, 2016, the Board of Directors used the delegation granted by the mixed general shareholders meeting of June 24, 2016, to grant a free allocation including on a service condition of 111,261 free shares (hereinafter entitled AGAP2016) to ERYTECH Pharma S.A senior management and employees, 44,499 stock options (hereinafter entitled SO2016) to ERYTECH Pharma, Inc. and 45,000 share subscription warrants (hereinafter entitled BSA2016) to members of the Board of Directors.

At the end of 2017, the subscription warrants for the 2016 plan are as follows:

Types of securities	AGAP2016	SO2016	BSA2016
Number of shares that the company is authorized to issue	350 000
Number of free shares / stock options / warrants granted	151,563	95,499	60,000
Date of General Meeting	03-oct-16 8-jan-17 27-jun-17 03-oct-17	03-oct-16 8-jan-17 27-jun-17 03-oct-17	03-oct-16 8-jan-17 27-jun-17 03-oct-17
Number of tranches	3	2	2
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 1 year Tranche 2: 2 years
General conditions of exercise	Tranche 1 : 1 year Tranche 2 and 3 : NA	NA	NA
Maximum number of new shares that can be issued	142,972	95,499	60,000

Allocation of 111,261 free shares (AGAP2016) on October 3, 2016

The assumptions used to determine the fair value of these instruments are:

•	Price of the underlying share: €18.52 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the AGAP)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 45% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

•	Performance criteria: progression of the quoted market share price between the allocation date and the tranche acquisition date

•	ERYP2017: average price of the 40-quoted market share price days before the allocation date, which was €24.48

•	ERYPi : average price of the 40-quoted market share price days before the acquisition date,

•	Tri: ERYPi / (ERYP2017-1)

•	If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired

•	If 0%<TRi<100% shares granted are acquired following the TRi percentage

The fair value of the plan was estimated at €974 thousand. This expense will be recorded gradually over the duration of the 1-year, 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €533 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €217 thousand and under G&A personnel expenses for €316 thousand, for the year ended December 31, 2017. For 2016 an expense of €151 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €61 thousand and under G&A personnel expense for €90 thousand.

Allocation of 44,499 stock options (SO2016) on October 3, 2016

The assumptions used to determine the fair value of these instruments are:

•	Exercise price: €18.52

•	Price of the underlying share: €18.52 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the SO)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 45% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €202 thousand. This expense will be recorded gradually over the duration of the 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €90 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for the year ended December 31, 2017. An expense of €22 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for the year ended December 31, 2016.

Allocation of 45,000 share subscription warrants (BSA2016) on October 3, 2016

The assumptions used to determine the fair value of these instruments are:

•	Exercise price: €18.52

•	Price of the underlying share: €18.52 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the BSA)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 45% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €198 thousand. This expense will be recorded gradually over the duration of the 2-year plan in accordance with IFRS 2 (graded vesting method). An expense of €126 thousand was recognized in the consolidated statement of income (loss) under G&A expenses for the year ended December 31, 2017. An expense of €37 thousand was recognized in the consolidated statement of income (loss) under G&A expenses for the year ended December 31, 2016.

Allocation of 16,650 free shares (AGAP2016) on October 3, 2017

The assumptions used to determine the fair value of these instruments are:

•	Price of the underlying share: €24.48 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the AGAP)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €180 thousand. This expense will be recorded gradually over the duration of the 1-year, 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €27 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €22 thousand and under G&A personnel expenses for €5 thousand, for the year ended December 31, 2017.

Allocation of 30,000 stock options (SO2016) on October 3, 2017

The assumptions used to determine the fair value of these instruments are:

•	Exercise price: €23.59

•	Price of the underlying share: €24.70 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the SO)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €208 thousand. This expense will be recorded gradually over the duration of the 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €23 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €9 thousand and under G&A personnel expenses for €14 thousand, for the year ended December 31, 2017.

Allocation of 16,650 free shares (AGA2016) on October 3, 2017

The assumptions used to determine the fair value of these instruments are:

•	Price of the underlying share: €24.48 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the AGA)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €180 thousand. This expense will be recorded gradually over the duration of the 1-year, 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €27 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €22 thousand and under G&A personnel expenses for €5 thousand, for the year ended December 31, 2017.

Allocation of 30,000 stock options (SO2016) on October 3, 2017

The assumptions used to determine the fair value of these instruments are:

•	Exercise price: €23.59

•	Price of the underlying share: €23.59 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the AGAP)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €208 thousand. This expense will be recorded gradually over the duration of the 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €23 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €9 thousand and under G&A personnel expenses for €14 thousand, for the year ended December 31, 2017.

“2017 Plan”

On June 27, 2017 and on October 3, 2017, the Board of Directors used the delegation granted by the mixed general shareholders meeting of June 27, 2017, to grant a free allocation including a service condition of 83,127 free shares (hereinafter entitled AGAP2017) to ERYTECH Pharma S.A senior management and employees, 40,200 stock options (hereinafter entitled SO2017) to ERYTECH Pharma, Inc. and 55,000 share subscription warrants (hereinafter entitled BSA2017) to members of the Board of Directors.

At the end of 2017, the subscription warrants for the 2017 plan are as follows:

Types of securities	AGAP2017	SO2017	BSA2017
Number of shares that the company is authorized to issue	420,000
Number of free shares / stock options / warrants granted	74,475	22,200	55,000
Date of General Meeting	27-June-17	27-June-17	27-June-17
Number of tranches	3	2	3
Vesting period	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years	Tranche 1: 2 years Tranche 2: 3 years	Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years
General conditions of exercise	NA	NA	NA
Maximum number of new shares that can be issued	74,475	22,200	55,000

Allocation of 74,475 free shares (AGA2017) on June 27, 2017

The assumptions used to determine the fair value of these instruments are:

•	Price of the underlying share: €26.47 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the AGAP)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

•	Performance criteria: progression of the quoted market share price between the allocation date and the tranche acquisition date

•	ERYP2017: average price of the 40-quoted market share price days before the allocation date, which was €24.48

•	ERYPi: average price of the 40-quoted market share price days before the acquisition date,

•	Tri: ERYPi / (ERYP2017-1)

•	If TRi <=0 % no shares granted are acquired

•	If Tri>100% all the shares granted are acquired

•	If 0%<TRi<100% shares granted are acquired following the TRi percentage

The fair value of the plan was estimated at €1,081 thousand. This expense will be recorded gradually over the duration of the 1-year, 2-year and 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €348 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €180 thousand and under G&A personnel expenses for €168 thousand, for the year ended December 31, 2017.

Allocation of 22,200 stock options (SO2017) on June 27, 2017

The assumptions used to determine the fair value of these instruments are:

•	Exercise price: €26.47

•	Price of the underlying share: €26.47 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the SO)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €308 thousand. This expense will be recorded gradually over the duration of the 3-year plan in accordance with IFRS 2 (graded vesting method). An expense of €65 thousand was recognized in the consolidated statement of income (loss) under R&D personnel expenses for €50 thousand and under G&A personnel expenses for €15 thousand, for the year ended December 31, 2017.

Allocation of 55,000 share subscription warrants (BSA2017) on June 27, 2017

The assumptions used to determine the fair value of these instruments are:

•	Exercise price: €26.47

•	Price of the underlying share: €26.47 (based on the quoted market price of the ordinary shares of the Company as of the date of the Board of Directors that granted the AGA)

•	Attrition rate: 0%;

•	Expected dividends: 0%;

•	Volatility: 48% based on the historical volatility observed on the ERYP index;

•	Repo margin: 5%

•	Maturity: 3 years

The fair value of the plan was estimated at €394 thousand. This expense will be recorded gradually over the duration of the 2-year plan in accordance with IFRS 2 (graded vesting method). An expense of €165 thousand was recognized in the consolidated statement of income (loss) under G&A expenses for the year ended December 31, 2017.

Breakdown of allocations plan

Plan name	Amount in P&L in euros thousands as of December 31, 2017	of which employees	of which Executive	of which Directors
Allocation of AGAP on 3 October 2016	533	250	283	—
Allocation of SO on 3 October 2016	90	45	44	—
Allocation of BSA on 3 October 2016	126	—	—	126
Allocation of AGAP on 7 January 2017	92	—	92	—
Allocation of SO on 7 January 2017	46	46	—	—
Allocation of BSA on 7 January 2017	10	—	—	10
Total allocation October, 2016	896	341	419	135

Allocation of BSPCE on 6 May 2016	138	94	44	—
Allocation of BSPCE on 22 January 2014	7	—	7	—
Allocation of BSPCE on 1 September 2015	51	—	51	—
Allocation of BSA on 23 June 2015	50	—	50	—

Total allocation 2014	245	94	152	—

Allocation of AGAP on 26 June 2017	348	156	192	—
Allocation of SO on 26 June 2017	65	44	21	—
Allocation of BSA on 26 June 2017	165	—	—	165

Total allocation June, 2017	578	200	213	165

Allocation of AGAP on 3 October 2017	27	27	—	—
Allocation of SO on 3 October 2017	23	23	—	—

Total allocation October, 2017	49	49	—	—

TOTAL IFRS 2 EXPENSES	1,769	685	784	300

Plan name	Amount in P&L in euros thousands as of December 31, 2016	of which employees	of which Executive	of which Directors
Allocation of AGAP on 3 October 2016	151	71	80	—
Allocation of SO on 3 October 2016	22	11	11	—
Allocation of BSA on 3 October 2016	37	—	—	37
Allocation of AGAP on 7 January 2017	—	—	—	—
Allocation of SO on 7 January 2017	—	—	—	—
Allocation of BSA on 7 January 2017	—	—	—	—

Total allocation 10.2016	210	82	91	37

Allocation of BSPCE on 6 May 2016	498	339	159
Allocation of BSPCE on 22 January 2014	21	—	21	—
Allocation of BSPCE on 1 September 2015	261	—	261	—
Allocation of BSA on 23 June 2015	187	—	187	—

Total allocation 2014	968	339	629	—

Allocation of AGAP on 26 June 2017	—	—	—	—
Allocation of SO on 26 June 2017	—	—	—	—
Allocation of BSA on 26 June 2017	—	—	—	—

Total allocation 06.2017	—	—	—	—

Allocation of AGAP on 3 October 2017	—	—	—	—
Allocation of SO on 3 October 2017	—	—	—	—

Total allocation 10.2017	—	—	—	—

TOTAL IFRS 2 EXPENSES	1,178	421	720	37

Plan name	Amount in P&L in euros thousands as of December 31, 2015	of which employees	of which Executive	of which Directors
Allocation of BSPCE on 22 January 2014	12	—	12	—
Allocation of BSPCE on 23 June 2015	517	517	—	—
Allocation of BSPCE on 1 September 2015	209	—	209	—
Allocation of BSA on 23 June 2015	385	—	385	—

Total plan 2014	1,124	517	607	—

Allocation of BSA on 29 April 2015	512	—	—	512
Allocation of BSA on 31 August 2015	1,081	—	—	1,081

Total plan 2012	1,593	—	—	1,593

TOTAL IFRS 2 EXPENSES	2,716	517	607	1,593

5.4 Depreciation and amortization expense

	For the year ended December 31,
	2015	2016	2017
(in thousands of euros)
Clinical studies	224	252	169
Other research and development expenses	26	26	94

Research and development expenses	250	277	263
General and administrative expenses	39	148	266

Total	288	425	530

5.5 Financial income and expense

	For the year ended December 31,
	2015	2016	2017
(in thousands of euros)
Interest expense on finance leases	(5)	(4)	(8)
Interest expense related to borrowings	—	—	(7)
Interest expense on repayable loan	(25)	—	—
Other finance expenses	(34)	(66)	(3,168)

Total finance expense	(64)	(70)	(3,183)
Income from short term deposits	523	545	405
Other finance income	108	13	134
Total finance income	631	558	539

	567	488	(2,644)

Other finance expenses are related to foreign currency exchange losses related to the bank account in U.S. dollars and purchases of services in U.S. dollars.

Finance income consists of interest accrued on short term deposits as well as foreign exchange gains related to purchases of services in U.S. dollars.

Financial expenses increased significantly by €3,113 thousand as at December 31, 2017. These financial expenses are related mainly to the conversion into euros of the USD bank account as at December 31, 2017. The impact in the financial result is the difference of the exchange rate between the date of the global offering in the United States and a listing on Nasdaq (1€=1.1630$ on November 9, 2017) and the closing of the period (1€=1.1993$ on December 31, 2017).

5.6 Deferred tax balances

Reconciliation of effective tax rate

	For the year ended December 31,
	2015	2016	2017
(in thousands of euros)
Loss before tax	(15,016)	(21,902)	(33,533)
Theoretical tax expense or income	5,170	7,541	11,545
Current year loss not capitalized	(5,001)	(8,303)	(12,071)
CICE (employment and competitiveness tax credit) not included in taxable income	18	24	34
Research tax credits	764	1,144	1,097
Tax rate differences	(7)	(51)	0
Share-based compensation expense	(935)	(398)	(592)
Permanent differences			(10)
Other differences	(6)	33	0

Effective tax (loss)/income	3	(10)	3

As of December 31, 2015, 2016 and 2017, the amount of accumulated tax loss carryforwards since inception was €59,682 thousand, €80,281 thousand and €128,802 thousand respectively with no expiration date. The tax proof has been calculated based on the French tax rate which is 34.43%.